                                    MONEY
                                   MARKET (BAR LOGO)
                                     FUND

                    [Pictures of People Working & Playing]

                       The Intelligent Creation of Wealth





                               SEMIANNUAL REPORT
                     (Unaudited) and Investment Performance
                     Review for the Six-Month Period Ended
                               February 28, 2003



                                (HERITAGE LOGO)

                                                                  March 27, 2003

Dear Valued Shareholders,

     I am pleased to provide you with the semiannual report for the Heritage Cash Trust -- Money Market Fund (the "Fund") for the six-month period ended February 28, 2003. For the period covered by this report, the seven day current yield of the Fund declined from 1.06% to 0.59%(a). This decline can be attributed directly to the decision by Federal Reserve policy makers to lower the overnight interest rate by half a percentage point in November 2002 to a 40-year low of 1.25%. The Federal Reserve's open market committee decided against reducing short-term rates when it met in January and again in March.

     As of February 28, 2003, 46.0% of the Fund's net assets were invested in short-term obligations issued by U.S. agencies, including Fannie Mae, Freddie Mac and the Federal Home Loan Bank; 10.8% were invested in U.S. Treasury securities; and 41.0% were invested in commercial paper rated A-1 or better by Standard & Poor's Ratings Group. This satisfies the standards necessary to retain the Fund's AAAm rating from Standard & Poor's Ratings Group. Ratings are subject to change and do not remove market risk from your investment.(b)

     Please keep in mind that your Fund continues to offer many features -- each one developed to make it an easy account to use. These include free check writing services (including free checking and returned cancelled checks), various periodic payment programs, and daily transfers (known as "sweeps") to and from your brokerage account.

     In closing, I am pleased to report that, on March 10, 2003, the Fund's trustees appointed Mr. William J. Meurer as a new Trustee to the Heritage Family of Funds. Mr. Meurer can qualify as the Board's "audit committee financial expert" as defined under the recently enacted Sarbanes-Oxley Act.

     As always, if you have any questions, please contact your Financial Advisor or Heritage at (800) 421-4184.

                                          Sincerely,

                                          /s/ Richard Riess

                                          Richard K. Riess
                                          President

---------------

(a) This performance data represents past performance and the investment return of an investment in the Fund will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(b) Standard & Poor's, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor's assesses the safety of principal. According to Standard & Poor's, a fund rated AAAm ("m" denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor's focuses on credit quality, liquidity, and management.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
COMMERCIAL PAPER--41.0%(A)
DOMESTIC--28.5%
  BANKS--1.4%
 $  25,000,000    Bank of America Corporation,
                    1.25%, 03/14/03.......................  $   24,988,715
    25,000,000    Bank of America Corporation,
                    1.26%, 03/17/03.......................      24,986,000
    25,000,000    Bank of America Corporation,
                    1.25%, 03/20/03.......................      24,983,507
                                                            --------------
                                                                74,958,222
                                                            --------------

  BEVERAGES--1.9%
    11,228,000    The Coca-Cola Company,
                    1.22%, 03/03/03.......................      11,227,239
    12,055,000    The Coca-Cola Company,
                    1.24%, 03/06/03.......................      12,052,924
    25,000,000    The Coca-Cola Company,
                    1.25%, 03/07/03.......................      24,994,792
    14,920,000    The Coca-Cola Company,
                    1.28%, 03/07/03.......................      14,916,817
     7,710,000    The Coca-Cola Company,
                    1.23%, 03/11/03.......................       7,707,366
    29,087,000    The Coca-Cola Company,
                    1.22%, 03/24/03.......................      29,064,328
                                                            --------------
                                                                99,963,466
                                                            --------------

  CHEMICALS--1.1%
    51,500,000    E. I. DuPont de Nemours and Company,
                    1.25%, 03/04/03.......................      51,494,635
     8,500,000    E. I. DuPont de Nemours and Company,
                    1.22%, 03/06/03.......................       8,498,560
                                                            --------------
                                                                59,993,195
                                                            --------------
  COSMETICS/PERSONAL CARE--3.5%
    22,200,000    Colgate-Palmolive Company,
                    1.22%, 03/06/03.......................      22,196,238

    14,400,000    Colgate-Palmolive Company,
                    1.23%, 03/13/03.......................      14,394,096
    36,400,000    Colgate-Palmolive Company,
                    1.23%, 03/27/03.......................      36,367,665
    45,000,000    Kimberly-Clark Corporation,
                    1.25%, 03/17/03.......................      44,975,000
    20,000,000    Kimberly-Clark Corporation,
                    1.25%, 03/18/03.......................      19,988,194

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
COMMERCIAL PAPER (CONTINUED)
COSMETICS/PERSONAL CARE (CONTINUED)
    50,000,000    The Procter & Gamble Company,
                    1.23%, 03/03/03.......................      49,996,583
                                                            --------------
                                                               187,917,776
                                                            --------------

  DIVERSIFIED MANUFACTURER--2.6%
     5,000,000    General Electric Capital Corporation,
                    1.25%, 03/24/03.......................       4,996,007
    50,000,000    General Electric Capital Corporation,
                    1.28%, 04/07/03.......................      49,934,222
     4,400,000    General Electric Capital Corporation,
                    1.25%, 04/17/03.......................       4,392,819
    50,000,000    General Electric Company,
                    1.28%, 03/14/03.......................      49,976,889
    28,000,000    Minnesota Mining & Manufacturing
                    Company,
                    1.22%, 04/15/03.......................      27,957,300
                                                            --------------
                                                               137,257,237
                                                            --------------

  FINANCIAL SERVICES--1.0%
    20,000,000    Private Export Funding Corporation,
                    1.60%, 04/01/03.......................      19,972,444
    10,000,000    Private Export Funding Corporation,
                    1.62%, 04/03/03.......................       9,985,150
    11,000,000    Private Export Funding Corporation,
                    1.59%, 04/08/03.......................      10,981,538
    10,000,000    Private Export Funding Corporation,
                    1.60%, 04/08/03.......................       9,983,111
                                                            --------------
                                                                50,922,243
                                                            --------------

  HEALTHCARE PRODUCTS--2.8%
     7,439,000    Johnson & Johnson,
                    1.22%, 04/17/03.......................       7,427,151
    42,561,000    Johnson & Johnson,
                    1.28%, 04/22/03.......................      42,482,309
   100,000,000    Johnson & Johnson,
                    1.30%, 05/14/03.......................      99,732,778
                                                            --------------
                                                               149,642,238
                                                            --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
COMMERCIAL PAPER (CONTINUED)
  HOUSEHOLD PRODUCTS--1.5%
 $  30,000,000    The Clorox Company,
                    1.23%, 03/04/03.......................  $   29,996,925
    31,000,000    The Clorox Company,
                    1.25%, 03/06/03.......................      30,994,618
    10,000,000    The Clorox Company,
                    1.25%, 03/06/03.......................       9,998,264
     5,390,000    The Clorox Company,
                    1.23%, 03/20/03.......................       5,386,501
                                                            --------------
                                                                76,376,308
                                                            --------------
  OFFICE/BUSINESS EQUIPMENT--1.9%
    38,352,000    Pitney Bowes, Inc.,
                    1.22%, 03/10/03.......................      38,340,303
    12,394,000    Pitney Bowes, Inc.,
                    1.23%, 03/10/03.......................      12,390,189
    19,254,000    Pitney Bowes, Inc.,
                    1.24%, 03/17/03.......................      19,243,389
    30,000,000    Pitney Bowes, Inc.,
                    1.23%, 03/24/03.......................      29,976,425
                                                            --------------
                                                                99,950,306
                                                            --------------

  OIL & GAS--2.8%
    50,000,000    Chevron UK Investment PLC,
                    1.35%, 04/02/03.......................      49,940,000
    50,000,000    Chevron UK Investment PLC,
                    1.28%, 04/14/03.......................      49,921,778
    50,000,000    ChevronTexaco Corporation,
                    1.22%, 03/05/03.......................      49,993,222
                                                            --------------
                                                               149,855,000
                                                            --------------

  PHARMACEUTICALS--6.9%
    29,875,000    Abbott Laboratories,
                    1.23%, 03/20/03.......................      29,855,606
    25,000,000    Abbott Laboratories,
                    1.23%, 03/25/03.......................      24,979,500
    35,000,000    Abbott Laboratories,
                    1.23%, 03/25/03.......................      34,971,300
    34,910,000    Abbott Laboratories,
                    1.23%, 03/28/03.......................      34,877,796
    25,215,000    Abbott Laboratories,
                    1.25%, 03/28/03.......................      25,191,361
    50,000,000    Merck & Company, Inc.,
                    1.24%, 03/03/03.......................      49,996,556

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
COMMERCIAL PAPER (CONTINUED)
    20,000,000    Merck & Company, Inc.,
                    1.24%, 03/11/03.......................      19,993,111
    40,000,000    Merck & Company, Inc.,
                    1.22%, 03/18/03.......................      39,976,956
    15,000,000    Merck & Company, Inc.,
                    1.22%, 03/18/03.......................      14,991,358
    25,000,000    Merck & Company, Inc.,
                    1.24%, 03/21/03.......................      24,982,778
    26,147,000    Pfizer, Inc.,
                    1.24%, 03/04/03.......................      26,144,298
    38,758,000    Pfizer, Inc.,
                    1.25%, 03/13/03.......................      38,741,851
                                                            --------------
                                                               364,702,471
                                                            --------------

  RETAIL--1.1%
    58,565,000    Wal-Mart Stores Inc.,
                    1.22%, 03/04/03.......................      58,559,046
                                                            --------------
Total Domestic (cost $1,510,097,508)......................   1,510,097,508
                                                            --------------

FOREIGN--12.5%(B)
  BANKS--1.4%
    25,000,000    Abbey National North America,
                    1.26%, 03/17/03.......................      24,986,000
    50,000,000    Abbey National North America,
                    1.25%, 05/06/03.......................      49,885,417
                                                            --------------
                                                                74,871,417
                                                            --------------

  FINANCIAL SERVICES--2.4%
    25,000,000    Siemens Capital Corporation,
                    1.22%, 03/06/03.......................      24,995,764
    25,000,000    Toyota Motor Credit Corporation,
                    1.25%, 03/21/03.......................      24,982,639
     5,000,000    Toyota Motor Credit Corporation,
                    1.25%, 03/24/03.......................       4,996,007
    50,000,000    Toyota Motor Credit Corporation,
                    1.24%, 03/25/03.......................      49,958,667
    20,000,000    Toyota Motor Credit Corporation,
                    1.26%, 04/02/03.......................      19,977,600
                                                            --------------
                                                               124,910,677
                                                            --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
COMMERCIAL PAPER (CONTINUED)
  FOOD--2.7%
 $  49,200,000    Nestle Capital Corporation,
                    1.21%, 03/03/03.......................  $   49,196,693
    35,800,000    Nestle Capital Corporation,
                    1.22%, 03/10/03.......................      35,789,081
    25,000,000    Nestle Capital Corporation,
                    1.24%, 05/01/03.......................      24,947,472
    25,000,000    Nestle Capital Corporation,
                    1.23%, 05/22/03.......................      24,929,958
    10,500,000    Unilever Capital Corporation,
                    1.25%, 03/14/03.......................      10,495,260
                                                            --------------
                                                               145,358,464
                                                            --------------

  PHARMACEUTICALS--2.9%
    29,920,000    GlaxoSmithKline PLC,
                    1.25%, 03/31/03.......................      29,888,833
    22,500,000    GlaxoSmithKline PLC,
                    1.25%, 04/09/03.......................      22,469,531
     9,765,000    Novartis AG,
                    1.25%, 03/04/03.......................       9,763,983
    38,335,000    Novartis AG,
                    1.23%, 03/05/03.......................      38,329,761
     7,900,000    Novartis AG,
                    1.22%, 03/10/03.......................       7,897,591
    34,400,000    Novartis AG,
                    1.22%, 03/12/03.......................      34,387,176
     9,600,000    Novartis AG,
                    1.23%, 04/24/03.......................       9,582,288
                                                            --------------
                                                               152,319,163
                                                            --------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
COMMERCIAL PAPER (CONTINUED)

  REGIONAL AGENCIES--3.1%
    19,664,000    Export Development Corporation,
                    1.21%, 03/06/03.......................      19,660,695
    31,000,000    Export Development Corporation,
                    1.23%, 03/06/03.......................      30,994,705
     9,336,000    Export Development Corporation,
                    1.24%, 05/16/03.......................       9,311,560
     6,400,000    Province of British Columbia,
                    1.76%, 03/31/03.......................       6,390,613
    32,200,000    Province of British Columbia,
                    1.29%, 06/02/03.......................      32,092,694
     7,700,000    The Canadian Wheat Board,
                    1.25%, 05/14/03.......................       7,680,215
    10,000,000    The Canadian Wheat Board,
                    1.25%, 05/22/03.......................       9,971,528
     7,000,000    The Canadian Wheat Board,
                    1.25%, 06/12/03.......................       6,974,965
     7,500,000    The Canadian Wheat Board,
                    1.24%, 06/19/03.......................       7,471,583
    35,000,000    The Canadian Wheat Board,
                    1.24%, 06/27/03.......................      34,857,744
                                                            --------------
                                                               165,406,302
                                                            --------------
Total Foreign (cost $662,866,023).........................     662,866,023
                                                            --------------
Total Commercial Paper (cost $2,172,963,531)..............   2,172,963,531
                                                            --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
U.S. AGENCY SECURITIES--46.0% (A)
 $ 125,000,000    Fannie Mae, 1.24%, 03/14/03.............  $  124,944,028
   100,000,000    Fannie Mae, 1.24%, 04/02/03.............      99,889,778
    75,000,000    Fannie Mae, 1.57%, 04/09/03.............      74,872,438
   200,000,000    Fannie Mae, 1.27%, 04/15/03.............     199,682,500
     8,796,000    Fannie Mae, 1.41%, 04/30/03.............       8,775,329
    18,619,000    Fannie Mae, 1.41%, 05/02/03.............      18,573,787
   100,000,000    Fannie Mae, 1.41%, 05/07/03.............      99,737,583
   200,000,000    Fannie Mae, 1.30%, 05/28/03.............     199,364,444
   100,000,000    Fannie Mae, 1.29%, 06/18/03.............      99,609,417
    43,129,000    Fannie Mae, 4.00%, 08/15/03.............      43,624,577
    49,800,000    Fannie Mae, 1.36%, 08/22/03.............      49,472,648
    75,000,000    Federal Home Loan Bank, 1.30%,
                    03/03/03..............................      74,994,583
    19,006,000    Federal Home Loan Bank, 1.23%,
                    03/05/03..............................      19,003,403
   175,000,000    Federal Home Loan Bank, 1.27%,
                    03/07/03..............................     174,962,958
   100,000,000    Federal Home Loan Bank, 1.49%,
                    03/13/03..............................      99,950,333
    11,229,000    Federal Home Loan Bank, 1.55%,
                    03/14/03..............................      11,222,715
    75,000,000    Federal Home Loan Bank, 1.22%,
                    03/19/03..............................      74,954,438
   100,000,000    Federal Home Loan Bank, 1.22%,
                    03/19/03..............................      99,939,000
    26,034,000    Federal Home Loan Bank, 1.55%,
                    03/21/03..............................      26,011,582
    81,400,000    Federal Home Loan Bank, 1.24%,
                    03/26/03..............................      81,330,188
    42,965,000    Federal Home Loan Bank, 1.57%,
                    04/11/03..............................      42,888,176
    25,000,000    Federal Home Loan Bank, 1.70%,
                    04/11/03..............................      24,951,597
    55,628,000    Federal Home Loan Bank, 1.70%,
                    04/21/03..............................      55,494,029
    40,000,000    Federal Home Loan Bank, 1.22%,
                    04/25/03..............................      39,925,444
    22,763,000    Federal Home Loan Bank, 1.36%,
                    08/08/03..............................      22,625,410
    66,219,000    Freddie Mac, 1.24%, 03/04/03............      66,212,158
    78,692,000    Freddie Mac, 1.55%, 03/27/03............      78,603,909

   PRINCIPAL
    AMOUNT                                                      VALUE
    ------                                                      -----
U.S. AGENCY SECURITIES (CONTINUED)
    50,000,000    Freddie Mac, 1.22%, 04/15/03............      49,923,750
    50,109,000    Freddie Mac, 1.22%, 05/15/03............      49,981,640
    35,000,000    Freddie Mac, 1.23%, 05/15/03............      34,910,313
    50,000,000    Freddie Mac, 1.22%, 05/29/03............      49,849,813
    50,000,000    Freddie Mac, 1.34%, 07/30/03............      49,718,972
   100,000,000    Student Loan Marketing Association,
                    1.27%,
                    06/19/03..............................     100,000,000
    90,000,000    Student Loan Marketing Association,
                    1.24%,
                    08/21/03..............................      90,000,000
                                                            --------------
Total U.S. Agency Securities (cost $2,436,000,940)........
                                                             2,436,000,940
                                                            --------------

U.S. TREASURIES--10.8%(A)
    25,000,000    United States Treasury Bill, 1.21%,
                    03/13/03..............................      24,989,918
    50,000,000    United States Treasury Bill, 1.23%,
                    03/13/03..............................      49,979,500
    75,000,000    United States Treasury Bill, 1.21%,
                    03/27/03..............................      74,934,458
    50,000,000    United States Treasury Bill, 1.22%,
                    03/27/03..............................      49,955,944
    50,000,000    United States Treasury Bill, 1.20%,
                    04/03/03..............................      49,945,000
   100,000,000    United States Treasury Bill, 1.22%,
                    05/08/03..............................      99,770,500
   150,000,000    United States Treasury Bill, 1.23%,
                    05/08/03..............................     149,652,917
    75,000,000    United States Treasury Bill, 1.27%,
                    05/22/03..............................      74,783,896
                                                            --------------
Total U.S. Treasuries (cost $574,012,133).................     574,012,133
                                                            --------------

CERTIFICATE OF DEPOSIT--0.9%(A)
    50,000,000    Fifth Third Bank, 1.24%, 07/15/03.......      50,000,000
                                                            --------------
Total Certificate of Deposit (cost $50,000,000)...........      50,000,000
                                                            --------------
Total Investment Portfolio excluding repurchase agreement
  (cost $5,232,976,604)...................................   5,232,976,604
                                                            --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                VALUE
                                                                -----
REPURCHASE AGREEMENT--1.5%(A)
Repurchase Agreement with State Street Bank and Trust
  Company, dated February 28, 2003 @ 1.28% to be
repurchased at $80,169,551 on March 3, 2003,
collateralized by $62,065,000 United States Treasury
Bonds, 7.25% due May 15, 2016, (market value $82,086,642
including interest) (cost $80,161,000)....................  $   80,161,000
                                                            --------------
TOTAL INVESTMENT PORTFOLIO
  (cost $5,313,137,604)(c), 100.2%(a).....................   5,313,137,604
OTHER ASSETS AND LIABILITIES, net, (0.2%)(a)..............     (12,248,688)
                                                            --------------
NET ASSETS, (consisting of paid-in-capital net of
  accumulated net realized loss of $3,173, 100.0%)........  $5,300,888,916
                                                            ==============
CLASS A SHARES
Net asset value, offering and redemption price per share,
($5,287,886,060 divided by 5,287,889,468 shares
outstanding)..............................................  $         1.00
                                                            ==============
CLASS B SHARES
Net asset value, offering and redemption price per share,
($6,299,389 divided by 6,299,216 shares outstanding)......  $         1.00
                                                            ==============
CLASS C SHARES
Net asset value, offering and redemption price per share,
($6,703,467 divided by 6,703,405 shares outstanding)......  $         1.00
                                                            ==============

---------------

(a) Percentages indicated are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:

Interest....................................................                $39,975,570

Expenses:
  Management fee............................................  $10,648,473
  Distribution fee (Class A)................................    3,885,096
  Distribution fee (Class B)................................        4,469
  Distribution fee (Class C)................................        4,918
  Shareholder servicing fees................................    3,403,755
  Custodian fee.............................................      186,737
  State qualification expenses..............................      107,855
  Reports to shareholders...................................       83,998
  Professional fees.........................................       33,708
  Fund accounting fee.......................................       26,753
  Federal registration expense..............................       16,783
  Insurance.................................................        8,281
  Trustees' fees and expenses...............................        6,578
  Other.....................................................       16,992
                                                              -----------
        Total expenses......................................                 18,434,396
                                                                            -----------
Net investment income from operations.......................                $21,541,174
                                                                            ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                                  SIX-MONTH
                                                                PERIOD ENDED      FOR THE FISCAL
                                                              FEBRUARY 28, 2003     YEAR ENDED
                                                                 (UNAUDITED)      AUGUST 31, 2002
                                                              -----------------   ---------------
Increase in net assets:

Operations:
  Net investment income from operations.....................   $   21,541,174     $   75,993,923

Distributions to shareholders from:
  Net investment income Class A shares, ($0.004 and $0.015
    per share, respectively)................................      (21,507,888)       (75,584,522)
  Net investment income Class B shares, ($0.004 and $0.015
    per share, respectively)................................          (24,821)           (65,102)
  Net investment income Class C shares, ($0.004 and $0.015
    per share, respectively)................................          (27,358)           (54,709)
                                                               --------------     --------------
Net distributions to shareholders...........................      (21,560,067)       (75,704,333)
Increase in net assets from Fund share transactions.........      182,420,391        354,686,358
                                                               --------------     --------------
Increase in net assets......................................      182,401,498        354,975,948
Net assets, beginning of period.............................    5,118,487,418      4,763,511,470
                                                               --------------     --------------
Net assets, end of period...................................   $5,300,888,916     $5,118,487,418
                                                               ==============     ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                        CLASS A SHARES
                                                              -------------------------------------------------------------------
                                                              FOR THE SIX-
                                                              MONTH PERIOD
                                                                 ENDED                    FOR THE FISCAL YEARS ENDED
                                                              FEBRUARY 28,                        AUGUST 31,
                                                                  2003        ---------------------------------------------------
                                                              (UNAUDITED)      2002       2001       2000       1999       1998
                                                              ------------    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                -------       -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)..................................      0.004         0.015      0.048      0.053      0.044      0.049
LESS DISTRIBUTIONS:
  Dividends from net investment income and net realized
    gains(a)................................................     (0.004)       (0.015)    (0.048)    (0.053)    (0.044)    (0.049)
                                                                -------       -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD..............................    $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                =======       =======    =======    =======    =======    =======
TOTAL RETURN(%).............................................       0.41(b)       1.53       4.87       5.43       4.46       4.99
RATIOS(%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net assets......       0.71(c)       0.70       0.72       0.72       0.73       0.75
  Net investment income to average daily net assets.........       0.83(c)       1.51       4.69       5.31       4.37       4.88
  Net assets, end of period ($ millions)....................      5,288         5,106      4,757      3,890      3,106      2,492

---------------

(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) Not annualized.
(c) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                            CLASS B SHARES
                                    --------------------------------------------------------------
                                      FOR THE
                                     SIX-MONTH
                                    PERIOD ENDED             FOR THE FISCAL YEARS ENDED
                                    FEBRUARY 28,                     AUGUST 31,
                                        2003       -----------------------------------------------
                                    (UNAUDITED)     2002      2001      2000      1999      1998+
                                    ------------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                      -------      -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)........      0.004        0.015     0.048     0.053     0.044     0.027
LESS DISTRIBUTIONS:
  Dividends from net investment
    income and net realized
    gains(a)......................     (0.004)      (0.015)   (0.048)   (0.053)   (0.044)   (0.027)
                                      -------      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD....    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                      =======      =======   =======   =======   =======   =======
TOTAL RETURN(%)...................       0.41(b)      1.53      4.87      5.43      4.46      2.70(b)
RATIOS(%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net assets......       0.71(c)      0.70      0.72      0.72      0.73      0.75(c)
  Net investment income to average
    daily net assets..............       0.83(c)      1.52      4.40      5.25      4.37      4.86(c)
  Net assets, end of period ($
    millions).....................          6            6         4         1         1        --

                                                            CLASS C SHARES
                                    --------------------------------------------------------------
                                      FOR THE
                                     SIX-MONTH
                                    PERIOD ENDED             FOR THE FISCAL YEARS ENDED
                                    FEBRUARY 28,                     AUGUST 31,
                                        2003       -----------------------------------------------
                                    (UNAUDITED)     2002      2001      2000      1999      1998
                                    ------------   -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                      -------      -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)........      0.004        0.015     0.048     0.053     0.044     0.049
LESS DISTRIBUTIONS:
  Dividends from net investment
    income and net realized
    gains(a)......................     (0.004)      (0.015)   (0.048)   (0.053)   (0.044)   (0.049)
                                      -------      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD....    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                      =======      =======   =======   =======   =======   =======
TOTAL RETURN(%)...................       0.41(b)      1.53      4.87      5.43      4.46      4.99
RATIOS(%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net assets......       0.71(c)      0.70      0.72      0.72      0.73      0.75
  Net investment income to average
    daily net assets..............       0.83(c)      1.47      4.63      5.19      4.37      4.87
  Net assets, end of period ($
    millions).....................          7            6         2         1         3         3

---------------

  + For the period January 2, 1998 (commencement of Class B shares) to August
    31, 1998.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) Not annualized.
(c) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal. The Fund currently offers Class A, Class B and Class C shares. Class A, B and C shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage mutual fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

        State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Other: For Financial Statement purposes investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At February 28, 2003, there was an unlimited number of shares of beneficial interest of no par value authorized.

         Transactions in Class A, B and C shares and dollars of the Fund during the six-month period ended February 28, 2003, at a net asset value of $1.00 per share, were as follows:

                                                    CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                                                    --------------    --------------    --------------
         Shares sold..............................   7,623,711,748       2,744,196        18,838,188
         Shares issued on reinvestment of
           distributions..........................      24,741,336          20,346            29,367
         Shares redeemed..........................  (7,466,763,491)     (2,292,655)      (18,608,644)
                                                    --------------      ----------       -----------
           Net increase...........................     181,689,593         471,887           258,911
         Shares outstanding:
           Beginning of period....................   5,106,199,876       5,827,329         6,444,494
                                                    --------------      ----------       -----------
           End of period..........................   5,287,889,468       6,299,216         6,703,405
                                                    ==============      ==========       ===========

         Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2002, at a net asset value of $1.00 per share, were as follows:

                                                   CLASS A SHARES     CLASS B SHARES    CLASS C SHARES
                                                   ---------------    --------------    --------------
         Shares sold.............................   15,442,611,306       7,208,295         9,604,972
         Shares issued on reinvestment of
           distributions.........................       83,365,351          39,030            50,888
         Shares redeemed.........................  (15,177,485,113)     (5,212,440)       (5,495,931)
                                                   ---------------      ----------        ----------
           Net increase..........................      348,491,544       2,034,885         4,159,929
         Shares outstanding:
           Beginning of year.....................    4,757,708,332       3,792,444         2,284,565
                                                   ---------------      ----------        ----------
           End of year...........................    5,106,199,876       5,827,329         6,444,494
                                                   ===============      ==========        ==========

Note 3: PURCHASES AND MATURITIES OF SECURITIES. For the six-month period ended February 28, 2003, purchases and maturities of short-term investment securities, excluding repurchase agreements, aggregated $10,799,703,575 and $9,898,478,656, respectively. Purchases and sales/maturities of U.S. Government obligations, aggregated $6,382,340,063 and $6,888,930,000, respectively.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Trust's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager" or "Heritage"), the Fund agrees to pay to the Manager the following annual fee as a percentage of the Fund's average daily net assets, computed daily and payable monthly.

                                FUND'S AVERAGE                  MANAGEMENT
                               DAILY NET ASSETS                  FEE RATE
                               ----------------                 ----------
                 First $500 million...........................    0.500%
                 Next $500 million............................    0.475%
                 Next $500 million............................    0.450%
                 Next $500 million............................    0.425%
                 Next $500 million............................    0.400%
                 Next $2.5 billion............................    0.375%
                 Next $5.0 billion............................    0.360%
                 Greater than $10 billion.....................    0.350%

          The amount payable to the Manager as of February 28, 2003 was $1,660,791. Pursuant to a contractual agreement dated January 2, 2003, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that annual operating expenses exceed 0.74% of the average daily net assets for the fiscal year ending August 31, 2003. No fees were waived and no expenses were reimbursed for the six-month period ended February 28, 2003.

          The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $3,403,755 for Shareholder Servicing fees and $26,753 for Fund Accounting services, of which $1,183,869 and $9,200 were payable as of February 28, 2003, respectively.

          Raymond James & Associates, Inc. (the "Distributor" or "RJA") has advised the Fund that it generated $2,994, $44,603 and $7,629 in contingent deferred sales charges for Class A, Class B and Class C shares, respectively during the six-month period ended February 28, 2003. From these fees, the Distributor paid sales commissions to sales persons and incurred other distribution costs.

          Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of up to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of February 28, 2003 was $608,092. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. ("RJF").

          Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

          by each portfolio in the Heritage Mutual Funds. For the six-month period ended February 28, 2003, the Fund paid the Trustees an aggregate amount of $5,769 in fees.

Note 5: FEDERAL INCOME TAXES. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. During the fiscal year ended August 31, 2002, the Fund utilized $289,590 of capital loss carryforwards from prior years and has no remaining capital loss carryforwards. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

HERITAGE CASH TRUST -- MONEY MARKET FUND is a member of the Heritage Family of Mutual Funds. Other investment alternatives available to you from Heritage include:

                     -   HERITAGE CASH TRUST
                             MUNICIPAL MONEY MARKET FUND
                     -   HERITAGE CAPITAL APPRECIATION
                         TRUST
                     -   HERITAGE GROWTH AND INCOME TRUST
                     -   HERITAGE INCOME TRUST
                             HIGH YIELD BOND FUND
                             INTERMEDIATE GOVERNMENT FUND
                     -   HERITAGE SERIES TRUST
                             AGGRESSIVE GROWTH FUND
                             GROWTH EQUITY FUND
                             INTERNATIONAL EQUITY FUND
                             MID CAP STOCK FUND
                             SMALL CAP STOCK FUND
                             TECHNOLOGY FUND
                             VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Cash Trust -- Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

                                (HERITAGE LOGO)

                       The Intelligent Creation of Wealth

                 Raymond James & Associates, Inc., Distributor
                      Member New York Stock Exchange/SIPC
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                        (727) 573-8143 - (800) 421-4184
                             www.heritagefunds.com

             Not FDIC Insured - May Lose Value - No Bank Guarantee

325M 02/03 (RECYCLE LOGO) Printed on recycled paper